COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Comprehensive Income [Abstract]
Net income	$ 633	$ 444
Other Comprehensive (Income) Loss Net Of Tax [Abstract]
Currency translation adjustment	(255)	800
Unrealized (gain) loss from derivative financial instruments, net	336	(208)
Unrealized (gain) loss from available-for-sale securities, net	199	(11)
Unrealized gain on defined benefit plans	0	(3)
Total Other Comprehensive Loss	280	578
Comprehensive Income (Loss)	353	(134)
Comprehensive loss attributable to the non-controlling interests	(2)	(1)
Comprehensive income (loss) attributable to Teva	$ 355	$ (133)